12. RETIREMENT PLAN (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Retirement Plan Details Narrative
Retirement plan expense	$ 397	$ 382	$ 363